Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Technology development revenues	$ 11,421,868	$ 15,126,834
Products and licensing revenues	6,911,707	8,338,967
Total revenues	18,333,575	23,465,801
Cost of revenues:
Technology development costs	8,882,071	10,749,335
Products and licensing costs	3,402,846	3,824,661
Total cost of revenues	12,284,917	14,573,996
Gross profit	6,048,658	8,891,805
Operating expense:
Selling, general & administrative	10,970,775	10,249,444
Research, development, and engineering	3,113,193	2,772,438
Total operating expense	14,083,968	13,021,882
Operating loss	(8,035,310)	(4,130,077)
Other income (expense):
Other income, net	347,026	108,061
Interest expense, net	(207,538)	(312,372)
Total other (expense) income	139,488	(204,311)
Loss from continuing operations before income taxes	(7,895,822)	(4,334,388)
Income tax benefit	(2,387,422)	(1,106,564)
Loss from continuing operations, net	(5,508,400)	(3,227,824)
Income from discontinued operations, net of income taxes ($1.0 million and $2.4 million, respectively)	4,705,250	1,843,439
Net loss	(803,150)	(1,384,385)
Preferred stock dividend	102,327	119,754
Net loss attributable to common stockholders	$ (905,477)	$ (1,504,139)
Net loss per share from continuing operations:
Basic (in dollars per share)	$ (0.38)	$ (0.23)
Diluted (in dollars per share)	$ (0.38)	$ (0.23)
Net income per share from discontinued operations:
Basic (in dollars per share)	$ 0.33	$ 0.13
Diluted (in dollars per share)	$ 0.33	$ 0.13
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.06)	$ (0.11)
Diluted (in dollars per share)	$ (0.06)	$ (0.11)
Weighted average shares:
Basic and Diluted	14,336,135	13,930,267